Segment information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, glaucoma, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation and the selected accounting policies mentioned in Note 2 are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, separation costs, transformation costs, fair value adjustments to contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, acquisition and integration related costs, certain acquisition related items and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at FVPL, net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal provisions and settlements and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

($ millions)	2023	2022	2021
Surgical
Implantables	1,703	1,725	1,522
Consumables	2,719	2,499	2,388
Equipment/other	892	821	793
Total Surgical net sales to third parties	5,314	5,045	4,703
Vision Care
Contact lenses	2,400	2,192	2,139
Ocular health	1,656	1,417	1,380
Total Vision Care net sales to third parties	4,056	3,609	3,519
Total net sales to third parties	9,370	8,654	8,222
Vision Care other revenues	85	63	69
Total net sales and other revenues	9,455	8,717	8,291
Segment contribution and reconciliation to income before taxes

($ millions)	2023	2022	2021
Segment contribution
Surgical	1,454	1,336	1,184
Vision Care	777	600	604
Total segment contribution	2,231	1,936	1,788
Not allocated to segments:
Amortization of intangible assets	(745)	(653)	(590)
Impairment charges on intangible assets	—	(62)	(225)
General & administration (corporate)	(272)	(255)	(251)
Separation costs	—	—	(36)
Transformation costs	(139)	(119)	(68)
Fair value adjustments to contingent consideration liabilities	17	23	42
Past service costs for post-employment benefit plan amendments	—	—	18
Acquisition and integration related costs	(48)	(64)	—
Release of contingent liability related to a recent acquisition	58	—	—
Other	(63)	(134)	(98)
Operating income	1,039	672	580
Interest expense	(189)	(134)	(120)
Other financial income & expense	(18)	(75)	(42)
Income before taxes	832	463	418
Included in segment contribution are:

($ millions)	2023	2022	2021
Depreciation of property, plant & equipment:
Surgical	(144)	(131)	(129)
Vision Care	(237)	(198)	(194)
Not allocated to segments	(4)	(1)	—
Total depreciation of property, plant & equipment	(385)	(330)	(323)

Depreciation of right-of-use assets:
Surgical	(49)	(46)	(50)
Vision Care	(42)	(30)	(31)
Total depreciation of right-of-use assets	(91)	(76)	(81)

Impairment charges on property, plant & equipment, net:
Surgical	—	(2)	—
Total impairment charges on property, plant & equipment, net	—	(2)	—

Equity-based compensation:
Surgical	(78)	(74)	(74)
Vision Care	(64)	(61)	(60)
Not allocated to segments	(17)	(17)	(17)
Total equity-based compensation	(159)	(152)	(151)
Geographical information
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2023, 2022 and 2021, and for selected non-current assets at December 31, 2023 and 2022:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2023		2022		2021		2023		2022

Country
United States	4,312	46%	3,897	45%	3,651	44%	11,490	51%	11,695	51%
International	5,058	54%	4,757	55%	4,571	56%	11,219	49%	11,336	49%
thereof:
Switzerland (country of domicile)	64	1%	59	1%	60	1%	9,137	40%	9,462	41%
Japan	583	6%	568	7%	621	8%	34	—%	44	—%
China	526	6%	474	5%	486	6%	10	—%	9	—%
Other	3,885	41%	3,656	42%	3,404	41%	2,038	9%	1,821	8%
Company total	9,370	100%	8,654	100%	8,222	100%	22,709	100%	23,031	100%
(1)International percentages may not sum due to rounding.
(2)Net sales to third parties by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets. During 2023, Alcon retrospectively adjusted the provisional amounts that were recognized for the preliminary PPA at the Aerie acquisition date, resulting in Goodwill of $8,926 million as of December 31, 2022. The resulting total of selected non-current assets was $23,031 million as of December 31, 2022. Refer to Note 21.1 for more information regarding the PPA which was finalized in the third quarter of 2023.
No customer accounted for 10% or more of Alcon's net sales.